UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4871

General California Municipal Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund

February 28, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--97.4%	Rate (%)		Date	Amount ($)	Value ($)
California--94.3%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)		0.57	3/7/09	15,905,000 a	15,905,000
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)		0.90	3/7/09	3,315,000 a	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Heat and Control, Inc.
Project) (LOC; Comerica Bank)		0.75	3/7/09	4,400,000 a	4,400,000
Alameda County Industrial
Development Authority, Revenue
(Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)		0.80	3/7/09	2,215,000 a	2,215,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)		0.90	3/7/09	2,340,000 a	2,340,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc.
Project) (LOC; Wells Fargo
Bank)		0.77	3/7/09	2,175,000 a	2,175,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement
System)		0.97	3/7/09	2,960,000 a	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the
West)		1.00	3/7/09	3,120,000 a	3,120,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)		0.77	3/7/09	2,135,000 a	2,135,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)		0.90	3/7/09	2,630,000 a	2,630,000
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing

Assembly, Inc. Project) (LOC;
Wells Fargo Bank)	0.60	3/7/09	2,000,000 a	2,000,000
Burbank Redevelopment Agency,
MFHR (LOC; FHLB)	0.40	3/7/09	2,685,000 a	2,685,000
California,
Economic Recovery Bonds	5.00	7/1/09	4,100,000	4,144,804
California,
Economic Recovery Bonds	5.00	7/1/09	21,610,000	21,851,184
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.00	3/7/09	29,650,000 a	29,650,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	0.52	3/7/09	5,010,000 a	5,010,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	0.49	3/7/09	21,900,000 a	21,900,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.25	3/7/09	31,455,000 a	31,455,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Societe
Generale)	1.27	3/7/09	2,600,000 a	2,600,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	0.40	3/7/09	6,050,000 a	6,050,000
California Economic Development
Financing Authority, IDR
(Scientific Specialties
Project) (LOC; Bank of America)	0.60	3/7/09	1,105,000 a	1,105,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	0.60	3/7/09	2,040,000 a	2,040,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)	0.45	3/1/09	3,000,000 a	3,000,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.77	3/7/09	10,000,000 a	10,000,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (U.S. Bank NA)	0.72	3/7/09	7,300,000 a	7,300,000
California Enterprise Development
Authority, IDR (Ramar
International Corporation
Project) (LOC; Bank of the

West)	0.92	3/7/09	4,220,000 a	4,220,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	1.07	3/7/09	10,000,000 a	10,000,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	1.07	3/7/09	1,400,000 a	1,400,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	1.07	3/7/09	1,397,050 a	1,397,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Bank)	1.17	3/7/09	3,750,000 a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Murrietta Circuits Project)
(LOC; Comerica Bank)	0.75	3/7/09	3,590,000 a	3,590,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	1.12	3/7/09	3,900,000 a	3,900,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Comerica Bank)	1.07	3/7/09	1,650,000 a	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.87	3/7/09	2,435,000 a	2,435,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
Allied Irish Banks)	2.00	3/1/09	4,000,000 a	4,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
Allied Irish Banks)	2.00	3/1/09	7,000,000 a	7,000,000
California Infrastructure and
Economic Development Bank,
Revenue (The RAND Corporation)
(LOC; Bank of America)	0.40	3/7/09	5,100,000 a	5,100,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil, Inc. Project)
(LOC; Bank of The West)	0.88	3/7/09	6,035,000 a	6,035,000
California Pollution Control
Financing Authority, PCR
(Southdown, Inc. Project)
(LOC; Wachovia Bank)	0.50	3/29/09	8,000,000 a	8,000,000
California Pollution Control

Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; Key Bank)	0.85	3/7/09	2,780,000 a	2,780,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	5,310,000 a	5,310,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank of
California)	0.90	3/7/09	7,170,000 a	7,170,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries,
Inc. Project) (LOC; U.S. Bank
NA)	0.83	3/7/09	450,000 a	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	715,000 a	715,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.88	3/7/09	3,395,000 a	3,395,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.88	3/7/09	7,840,000 a	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.88	3/7/09	24,310,000 a	24,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	0.88	3/7/09	4,485,000 a	4,485,000
California Pollution Control
Financing Authority, SWDR
(Evergreen Distributors, Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.60	3/7/09	1,430,000 a	1,430,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	7,435,000 a	7,435,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	520,000 a	520,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	6,035,000 a	6,035,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.

Project) (LOC; Comerica Bank)	0.90	3/7/09	12,300,000 a	12,300,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	1,465,000 a	1,465,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.90	3/7/09	1,120,000 a	1,120,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.90	3/7/09	1,400,000 a	1,400,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.90	3/7/09	8,725,000 a	8,725,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	0.90	3/7/09	3,365,000 a	3,365,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.90	3/7/09	3,595,000 a	3,595,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	0.90	3/7/09	1,220,000 a	1,220,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.90	3/7/09	8,415,000 a	8,415,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	2,330,000 a	2,330,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	0.90	3/7/09	13,905,000 a	13,905,000
California Pollution Control
Financing Authority, SWDR
(Ratto Group Company Project)
(LOC; Comerica Bank)	0.90	3/7/09	15,000,000 a	15,000,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	0.90	3/7/09	2,345,000 a	2,345,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	0.90	3/7/09	3,870,000 a	3,870,000
California Pollution Control

Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank
of California)	0.90	3/7/09	3,350,000 a	3,350,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	0.90	3/7/09	185,000 a	185,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	5,071,000 a	5,071,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	5,060,000 a	5,060,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	3,355,000 a	3,355,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank of
California)	0.90	3/7/09	2,120,000 a	2,120,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.90	3/7/09	2,920,000 a	2,920,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	0.90	3/7/09	5,200,000 a	5,200,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (LOC; U.S.
Bank NA)	3.00	7/6/09	26,400,000	26,522,422
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the
West)	0.90	3/7/09	3,600,000 a	3,600,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	1.53	3/7/09	3,700,000 a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	1.40	3/7/09	4,600,000 a	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	1.53	3/7/09	2,935,000 a	2,935,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.37	3/7/09	1,020,000 a	1,020,000

California Statewide Communities
Development Authority, Revenue
(Rady Children's Hosptial -
San Diego) (LOC; Wachovia Bank)	0.35	3/7/09	24,500,000 a	24,500,000
California Statewide Communities
Development Authority, Revenue
(The Culinary Institute of
America) (LOC; Allied Irish
Banks)	1.25	3/7/09	5,200,000 a	5,200,000
California Statewide Communities
Development Authority,
Revenue, Refunding (Retirement
Housing Foundation Obligated
Group) (LOC; KBC Bank)	0.40	3/7/09	8,000,000 a	8,000,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	0.60	3/7/09	1,065,000 a	1,065,000
Contra Costa County,
COP (Concord Healthcare
Center, Inc.) (LOC; Bank of
America)	0.94	3/7/09	1,140,000 a	1,140,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.59	3/7/09	17,030,000 a,b	17,030,000
Goleta Union School District,
GO Notes, TRAN	3.00	6/30/09	5,000,000	5,021,674
Grant Joint Union High School
District, COP (School Facility
Bridge Fund Program) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	4.00	3/7/09	5,420,000 a	5,420,000
Irvine Ranch Water District,
GO (Improvement District
Numbers 105, 250 and 290)
(LOC; Landesbank
Baden-Wurttemberg)	0.40	3/7/09	9,500,000 a	9,500,000
Kern County Board of Education,
TRAN	2.00	9/8/09	2,900,000	2,906,269
Liberty Union High School
District, GO Notes, TRAN	3.00	7/2/09	2,500,000	2,510,762
Long Beach,
Harbor Revenue, Refunding	5.00	5/15/09	1,180,000	1,185,702
Los Angeles Community
Redevelopment Agency, COP
(Broadway-Spring Center
Project) (LOC; Comerica Bank)	1.63	3/7/09	4,500,000 a	4,500,000
Los Angeles Community
Redevelopment Agency, MFHR
(Views at 270) (LOC; Citibank
NA)	0.80	3/7/09	1,685,000 a	1,685,000
Los Angeles County School and
Community College Districts,
COP, TRAN (Los Angeles County

Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	11,500,000	11,569,346
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel,
Inc. Project) (LOC; Comerica
Bank)	1.37	3/7/09	1,660,000 a	1,660,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California
State Teachers Retirement
System)	1.02	3/7/09	3,000,000 a	3,000,000
Los Angeles Industrial Development
Authority, IDR (Wing Hing
Noodle Company Project) (LOC;
Comerica Bank)	1.37	3/7/09	1,525,000 a	1,525,000
Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	10,000,000	10,060,441
Macon Trust Various Certificates
(Tustin Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	0.67	3/7/09	13,095,000 a,b	13,095,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.50	3/1/09	27,550,000 a	27,550,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.50	3/1/09	14,000,000 a	14,000,000
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	3,000,000	3,012,865
Metropolitan Water District of
Southern California,
Waterworks GO Notes, Refunding	8.00	3/1/09	1,700,000	1,700,000
Orange County,
Apartment Development Revenue,
Refunding (Villa La Paz Issue)
(LOC; FNMA)	0.40	3/7/09	7,045,000 a	7,045,000
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	17,000,000	17,077,877
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.50	3/1/09	40,200,000 a	40,200,000
Placentia,
GO Notes, TRAN	3.00	6/30/09	5,000,000	5,020,850
Puttable Floating Option Tax

Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.78	3/7/09	2,200,000 a,b	2,200,000
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	1.53	3/7/09	3,875,000 a,b	3,875,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.78	3/7/09	22,000,000 a,b	22,000,000
Riverside,
Water Revenue, Refunding
(Liquidity Facility; Bank of
America)	0.40	3/7/09	13,400,000 a	13,400,000
Riverside County Housing
Authority, Multifamily Housing
Mortgage Revenue, Refunding
(Mountain View Apartments)
(LOC: FHLB)	0.39	3/7/09	1,525,000 a	1,525,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	1.37	3/7/09	2,250,000 a	2,250,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.77	3/7/09	4,275,000 a	4,275,000
Roseville,
Electric System Revenue, COP,
Refunding (LOC; Dexia Credit
Locale)	0.75	3/7/09	19,085,000 a	19,085,000
Roseville City School District,
GO Notes, TRAN	2.00	9/9/09	8,800,000	8,817,266
Roseville Joint Union High School
District, GO Notes, TRAN	2.00	9/9/09	8,000,000	8,015,697
Sacramento County Housing
Authority, MFHR (Breckenridge
Village Apartments) (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	1.43	3/7/09	7,690,000 a,b	7,690,000
San Jose Financing Authority,
LR (Civic Center Garage
Refunding Project) (LOC: Bank
of America and California
State Teachers Retirement
System)	0.40	3/7/09	10,000,000 a	10,000,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation

Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank of California)	0.50	3/1/09	21,000,000 a	21,000,000
Santa Barbara School Districts,
GO Notes, TRAN	3.00	6/30/09	8,000,000	8,035,210
Santa Clara Unified School
District, GO Notes, TRAN	2.00	6/29/09	8,700,000	8,709,836
Santa Maria Joint Union High
School District, GO Notes, TRAN	3.00	6/30/09	4,000,000	4,017,339
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of
the West)	0.50	3/7/09	2,275,000 a	2,275,000
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	0.50	3/1/09	11,565,000 a	11,565,000
Tahoe-Truckee Unified School
District, GO Notes, TRAN	2.00	9/9/09	8,100,000	8,115,893
Tulare-Porterville Schools
Financing Authority, COP
(Refinancing Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.50	3/7/09	5,075,000 a	5,075,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	1.22	3/7/09	2,000,000 a,b	2,000,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	9/9/09	9,100,000	9,117,855
William S. Hart Union High School
District, COP (School Facility
Bridge Funding Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	1.10	3/7/09	1,215,000 a	1,215,000
William S. Hart Union High School
District, COP (School Facility
Bridge Funding Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	1.10	3/7/09	2,815,000 a	2,815,000

U.S. Related--3.1%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.38	3/7/09	20,000,000 a	20,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.38	3/7/09	5,000,000 a	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	3.03	3/7/09	4,940,000 a,b	4,940,000

Total Investments (cost $938,226,342)	97.4%	938,226,342
Cash and Receivables (Net)	2.6%	24,830,790
Net Assets	100.0%	963,057,132

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $72,830,000 or 7.6% of net assets.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	938,226,342
Level 3 - Significant Unobservable Inputs	0
Total	938,226,342

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)